Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
35.	COMMITMENTS AND CONTINGENCIES

(1)	The Company had the following capital commitments in respect of the construction of plant and equipment which were contracted but not provided for in the financial statements:

	As at December 31, 2019	As at December 31, 2018
Contracted and authorized, in RMB	440,851,273	439,850,378
Contracted and authorized, in USD	63,193,611	64,088,236

(2)	As at December 31, 2019, the Company had lease commitments as follows:

	As at December 31,
	2019	2018
Within 1 year	80,049	78,532
2-5 years	216,493	220,058
Thereafter	2,044,660	2,151,677
	2,341,202	2,450,267

The amount of $80,049 as of December 31, 2019 represents leases of one office and one warehouse. There is no contingent rent payable for all of the leases. All leases are within one year except for one of the offices, which is leased by a related party as disclosed in note 30. The commitment pertains to this particular lease is as follows:

	As at December 31,
	2019	2018
Within 1 year	72,164	73,353
2-5 years	216,493	220,058
Thereafter	2,044,660	2,151,677
	2,333,318	2,445,087

The Company has prepaid this lease in the full amount. The lease commenced on January 1, 2009 and will expire on April 22, 2052. The lease does not specify the terms of renewal, purchase options, or escalation clauses. The Company may not sublease the office to a third party. As it is a practically cancellable lease, the requirement of recognisation of ROU asset is not applicable.